Trade and other receivables	9 Months Ended
Sep. 30, 2026
Trade and other receivables [abstract]
Trade and other receivables
10. Trade and other receivables

	September 30, 2026	December 31, 2025
	$	$
VAT/GST receivables	312,718	540,708
Prepayments	469,588	427,288
Deposits	523,213	496,154
Trade debtors	177,561	430,470
Other receivables	88,852	133,647
Total trade and other receivables	1,571,932	2,028,267

VAT/GST receivables
VAT/Goods and Services Tax ("GST") receivables are short-term and receivable within twelve months following an applicable VAT refund application in the local tax jurisdiction. Lifezone has net VAT/GST receivables with the United Kingdom and Australian tax authorities amounting to $312,718 (December 31, 2025: $540,708).
The VAT receivables in Tanzania have been fully provided for, following the rejection by the TRA of our VAT refund application related to goods and services procured for the Kabanga Nickel Project. For the three months ended September 30, 2026, a provision of $15,400 was recorded to the consolidated interim statement of comprehensive loss, compared to $334,162 for the same period in 2025. The provision was lower than in the three months ended September 30, 2025, mainly because VAT claims arising during the quarter were offset against VAT payable of $266,524 from an assessment raised by the TRA in its audit of the 2023 tax year. For the nine months ended September 30, 2026, a provision of $1,015,378 was recorded to the consolidated interim statement of comprehensive loss, compared to $804,425 for the same period in 2025. Total provision as at September 30, 2026, is $7,449,918 (December 31, 2025: $6,941,708). The movement in total provision reflects the charge during the period offset by foreign exchange movements and an adjustment related to VAT assessment. TNCL has formally contested the TRA’s decision, asserting that the rejection is unfounded, as the purchases were directly linked to its economic activities in Tanzania, aimed at developing the Kabanga Nickel Project with the ultimate goal of producing and exporting metals. Lifezone remains actively engaged with the Government of Tanzania and continues to monitor the matter closely, seeking a favorable resolution in line with local regulations.
Deposits and other receivables
Deposits include security and other deposits. Other receivables include accrued interest and sundry receivables.